Purdue Collaboration (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 02, 2016 USD ($) target	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration revenue		$ 2,497	$ 0	$ 7,624	$ 0	$ 690	$ 0
Reimbursable research and development activities		428		1,417
Deferred revenue		3,103		3,103		9,310
Current portion of deferred revenue		$ 3,103		$ 3,103		$ 8,276	$ 0
Purdue Collaboration
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of additional collaboration targets | target	3
Non-refundable upfront payment received for research agreement	$ 10,000
Potential milestone revenue	776,500
Aggregate research milestone revenue	16,500
Aggregate regulatory milestone revenue	410,000
Aggregate commercial milestone revenue	$ 350,000
Performance period for unit of accounting	14 months 15 days
Maximum | Purdue Collaboration
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Commercial sales royalty, percent	10.00%